Share-based Compensation - Schedule of Shares Activitiy (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Share Based Payment Arrangements, Weighted Average Exercise Price [Roll Forward]
Forfeited, Weighted average exercise price (in dollars per share) | $ / shares	$ 8.94	$ 10.06
Performance Stock Units
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	2,246,314	4,460,046
Granted (in shares)	2,607,826	1,238,518
Redeemed (in shares)	(1,630,736)	(2,839,865)
Forfeited (in shares)	(302,960)	(612,385)
Balance, end of year (in shares)	2,920,444	2,246,314
Restricted Shares
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	3,241,684	3,589,024
Granted (in shares)	4,482,755	5,219,156
Redeemed (in shares)	(3,504,004)	(4,557,768)
Forfeited (in shares)	(584,241)	(1,008,728)
Balance, end of year (in shares)	3,636,194	3,241,684
Deferred Share Units
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	301,614	229,470
Granted (in shares)	239,030	118,999
Redeemed (in shares)	(220,753)	(46,855)
Forfeited (in shares)	0	0
Balance, end of year (in shares)	319,891	301,614
Stock Option Plan
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	2,048,115,000	0
Granted (in shares)	1,221,025,000	3,158,490,000
Forfeited (in shares)	(374,673,000)	(1,110,375,000)
Expired (in shares)	(61,125,000)
Balance, end of year (in shares)	2,833,342,000	2,048,115,000
Share Based Payment Arrangements, Weighted Average Exercise Price [Roll Forward]
Beginning Balance, Weighted average exercise price (in dollars per share) | $ / shares	$ 10.03	$ 0.00
Granted, Weighted average exercise price (in dollars per share) | $ / shares	4.03	$ 10.04
Expired, Weighted average exercise price (in dollars per share) | $ / shares	$ 10.06